Operating leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Future Minimum Rental Payments for Operating Leases	Future minimum rental payments are as follows:

Year	(In US$ millions)
2016	11
2017	10
2018	8
2019	6
2020	6
2021 and thereafter	13
Total	54